UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2000.
Check here if Amendment                         [   ]; Amendment Number:
This Amendment (Check only one.):               [   ]  is a restatement
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name              Brahman Capital Corp.
         ---------------------------------------------------------------------
Address           277 Park Avenue
         ---------------------------------------------------------------------
                  New York, New York 10017
         ---------------------------------------------------------------------

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         William D'Eredita
         ----------------------------------------------------------------
Title:           Chief Financial Officer
         ----------------------------------------------------------------
Phone:          (212) 350-5317
         ----------------------------------------------------------------
Signature, Place, and Date of Signing:
  /s/ William D'Eredita      New York, New York       August 10, 2000
---------------------------  --------------------     ------------------------
[Signature]                  [City, State]            [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


AS OF JUNE 30, 2000

ITEM 1                                            ITEM 2     ITEM 3            ITEM 4                ITEM 5

NAME OF ISSUER                                    CLASS      CUSIP NUMBER       FAIR MARKET VALUE    POSITION    CLASS

APPLIED POWER INC.                                COMMON     038225-10-8      18,682,950.00          557,700
AT&T                                              COMMON     001957-10-9      10,594,375.00          335,000
BCE INC                                           COMMON     05534B 10 9      22,331,362.00          937,800
BCE INC                                           COMMON     05534B-90-9      73,125.01              600         (C)
CHOICEPOINT, INC.                                 COMMON     170388-10-2      72,931,094.00          1,638,901
CORECOMM LTD                                      COMMON     G2422R-10-9      2,480,400.00           127,200
CRESTLINE CAPITAL CORP                            COMMON     226153-10-4      26,998,505.00          1,582,330
DISPATCH MANAGEMENT SERVICE                       COMMON     254927-10-6      475,781.00             362,500
EDWARDS LIFESCIENCES                              COMMON     28176E-10-8      20,202,000.00          1,092,000
FIND SVP INC                                      COMMON     317718-30-2      159,375.00             150,000
FRONTLINE CAPITAL GROUP                           COMMON     35921N-10-1      185,418.00             8,700
IMS HEALTH INC.                                   COMMON     449934-10-8      6,946,200.00           385,900
IMS HEALTH INC.                                   COMMON     449934-90-8      718,750.00             5,000       (C)
IMS HEALTH INC.                                   COMMON     449934-90-8      945,000.00             2,400       (C)
INFOMIX CORP                                      COMMON     456779-10-7      3,233,081.00           434,700
INT'L HOME FOODS                                  COMMON     459655-10-6      22,053,468.00          1,053,300
METLIFE INC                                       COMMON     59156R-10-8      19,377,500.00          920,000
MICRON TECH.                                      COMMON     595112-90-3      153,125.00             500         (P)
MICRON TECH.                                      COMMON     595112-90-3      3,125.00               1,000       (P)
MYPOINTS.COM                                      COMMON     62855T-10-2      1,628,073.00           85,900
PARK PLACE ENTERTAINMENT                          COMMON     700690-90-0      450,000.00             2,000       (C)
PHISICIAN SALES & SERVICES                        COMMON     69366A-95-0      5,000.00               50          (P)
KEIKON MV                                         COMMON     984003-10-3      221,812.00             390         (P)
RH DONNELLEY CORP                                 COMMON     74955W-30-7      15,546,500.00          802,400
SLM HOLDING CORP                                  COMMON     78442A 10-9      18,411,762.00          491,800
SPX CORP                                          COMMON     784635-10-4      45,532,847.00          376,499
SLM HOLDING CORP                                  COMMON     78442A-90-9      647,500.00             700         (C)
AT&T                                              COMMON     001957-90-9      539,062.00             1,250       (C)
UNITED SHIPPING & TECHNOLOGY                      COMMON     911498-10-3      7,206,576.00           900,822
WESTERN RESOURCES                                 COMMON     959425-95-9      151,843.00             565         (P)




ITEM 1                                       ITEM 6                     ITEM 7       ITEM 8
                                            INVESTMENT DISCRETION                    ---VOTING AUTHORITY---
                                             (a)      (b)       (C)                 (a)         (b)       (C)
NAME OF ISSUER                              SOLE      SHARED   OTHER   MANAGERS      SOLE       SHARED    OTHER

APPLIED POWER INC.                          x                          1            x
AT&T                                        x                          1            x
BCE INC                                     x                          1            x
BCE INC                                     x                          1            x
CHOICEPOINT, INC.                           x                          1            x
CORECOMM LTD                                x                          1            x
CRESTLINE CAPITAL CORP                      x                          1            x
DISPATCH MANAGEMENT SERVICE                 x                          1            x
EDWARDS LIFESCIENCES                        x                          1            x
FIND SVP INC                                x                          1            x
FRONTLINE CAPITAL GROUP                     x                          1            x
IMS HEALTH INC.                             x                          1            x
IMS HEALTH INC.                             x                          1            x
IMS HEALTH INC.                             x                          1            x
INFOMIX CORP                                x                          1            x
INT'L HOME FOODS                            x                          1            x
METLIFE INC                                 x                          1            x
MICRON TECH.                                x                          1            x
MICRON TECH.                                x                          1            x
MYPOINTS.COM                                x                          1            x
PARK PLACE ENTERTAINMENT                    x                          1            x
PHISICIAN SALES & SERVICES                  x                          1            x
KEIKON MV                                   x                          1            x
RH DONNELLEY CORP                           x                          1            x
SLM HOLDING CORP                            x                          1            x
SPX CORP                                    x                          1            x
SLM HOLDING CORP                            x                          1            x
AT&T                                        x                          1            x
UNITED SHIPPING & TECHNOLOGY                x                          1            x
WESTERN RESOURCES                           x                          1            x
                                                                  318,885,609.01


         Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2000 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.